Goodwill and Intangible Assets (Tables) - BCP QUALTEK HOLDCO, LLC	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
Schedule of Goodwill

Changes in the carrying amount of goodwill by reportable segment is as follows (in thousands):

	Renewables
	and
	Recovery
	Logistics	Telecom	Total
Goodwill as of December 31, 2020(a)	$13,598	$44,924	$58,522
Additions from acquisitions (Note 4)	8,082	15,171	23,253
Goodwill as of October 2, 2021(a)	$21,680	$60,095	$81,775

(a)	Goodwill is net of accumulated impairment charges of $36,934 thousand in the Telecom segment. There have been no impairment charges within the Renewables and Recovery Logistics segment.

Goodwill by reportable segment consisted of the following as of December 31, 2020 and 2019 (in thousands):

	Renewables
	and Recovery
	Logistics	Telecom	Total
Goodwill as of January 1, 2019	$13,598	$27,485	$41,083
Additions from acquistions	—	53,552	53,552
Impairment loss	—	(8,132)	(8,132)
Goodwill as of December 31, 2019	$13,598	$72,905	$86,503
Measurement period adjustments, net	—	821	821
Impairment loss	—	(28,802)	(28,802)
Goodwill as of December 31, 2020	$13,598	$44,924	$58,522

Schedule of Intangible assets

Intangible Assets

Intangible assets consisted of the following (in thousands):

	October 2, 2021
	Weighted
	Average	Gross
	Remaining	carrying	Accumulated	Net carrying
	Useful Life	amount	amortization	amount
Customer relationships	9.7	$414,446	$(89,681)	$324,765
Trade names	9.7	60,200	(20,243)	39,957
		$474,646	$(109,924)	$364,722

	December 31, 2020
	Weighted
	Average	Gross
	Remaining	carrying	Accumulated	Net carrying
	Useful Life	amount	amortization	amount
Customer relationships	10.8	$368,200	$(65,868)	$302,332
Trade names	9.9	58,519	(15,035)	43,484
		$426,719	$(80,903)	$345,816

Intangible assets consisted of the following as of December 31, 2020 and 2019 (in thousands):

	2020
	Weighted Average
	Remaining Useful	Gross carrying	Accumulated
	Life	amount	amortization	Net carrying amount
Customer relationships	10.8	$368,200	$(65,868)	$302,332
Trade names	9.9	58,519	(15,035)	43,484
		$426,719	$(80,903)	$345,816

	2019
	Weighted Average
	Remaining Useful	Gross carrying	Accumulated
	Life	amount	amortization	Net carrying amount
Customer relationships	11.8	$368,200	$(36,782)	$331,418
Trade names	10.5	58,519	(8,364)	50,155
		$426,719	$(45,146)	$381,573

Schedule of estimated future amortization expense related to the intangible assets

The following table provides estimated future amortization expense related to the intangible assets (in thousands):

Years ending December 31:
2021	$35,585
2022	35,585
2023	34,294
2024	32,245
2025	31,289
Thereafter	176,818
$345,816